Environment - Summary of Environmental Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Environmental Expenses [Line Items]
Disbursement amount	$ 4,506		$ 2,905
Capitalized amount	2,263		594
Expense amount	2,243	$ 2,760	2,311
Future disbursement amount	9,905		7,503
Total disbursements	14,411		10,408
Amount of prior period disbursement		14,894
Emgesa S.A. E.S.P. | Central Hidroelectrica El Quimbo Monitoring & hydrometeorological studies [Member]
Environmental Expenses [Line Items]
Disbursement amount	480
Expense amount	480
Total disbursements	480
Amount of prior period disbursement		522
Emgesa S.A. E.S.P. | Central Hidroelectrica El Quimbo Other [Member]
Environmental Expenses [Line Items]
Disbursement amount	276
Expense amount	276
Total disbursements	276
Amount of prior period disbursement		208
Emgesa S.A. E.S.P. | Central Hidroelectrica El Quimbo Project Environmental Management Plan El Quimbo [Member]
Environmental Expenses [Line Items]
Future disbursement amount			$ 7,495
Estimated date of future disbursement			Dec. 31, 2020
Total disbursements			$ 7,495
Emgesa S.A. E.S.P. | Project Law 99 [Member]
Environmental Expenses [Line Items]
Future disbursement amount	$ 4,221
Estimated date of future disbursement	Dec. 31, 2022
Total disbursements	$ 4,221
Amount of prior period disbursement		4,588
Empresa Distribuidora Sur S.A. (Distribution) | Contaminating Material [Member]
Environmental Expenses [Line Items]
Disbursement amount	74		130
Expense amount	74		130
Total disbursements	74		130
Amount of prior period disbursement		$ 133
Compañía Distribuidora y Comercializadora de Energía S.A. | Pcbs Decommissioning [Member]
Environmental Expenses [Line Items]
Disbursement amount	2,341		373
Capitalized amount	2,180		113
Expense amount	161		260
Future disbursement amount	$ 5,375		$ 7
Estimated date of future disbursement	Dec. 31, 2027	Dec. 31, 2019	Dec. 31, 2018
Total disbursements	$ 7,716		$ 380
Amount of prior period disbursement		$ 7,838
Compañía Distribuidora y Comercializadora de Energía S.A. | Nueva Esperanza Environmental Compensation [Member]
Environmental Expenses [Line Items]
Disbursement amount	83		493
Capitalized amount	83		481
Expense amount			12
Future disbursement amount	$ 309		$ 1
Estimated date of future disbursement	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2019
Total disbursements	$ 392		$ 494
Amount of prior period disbursement		$ 309
Enel Generacion Peru S.A. [Member] | Preventing Activities [Member]
Environmental Expenses [Line Items]
Disbursement amount	222		301
Expense amount	$ 222		$ 301
Estimated date of future disbursement	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total disbursements	$ 222		$ 301
Amount of prior period disbursement		$ 78
Enel Generacion Peru S.A. [Member] | Environmental Studies [Member]
Environmental Expenses [Line Items]
Disbursement amount	103		256
Expense amount	103		$ 256
Estimated date of future disbursement		Dec. 31, 2019	Dec. 31, 2018
Total disbursements	103		$ 256
Amount of prior period disbursement		$ 116
Enel Generacion Peru S.A. [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursement amount	204		314
Expense amount	204		$ 314
Estimated date of future disbursement		Dec. 31, 2019	Dec. 31, 2018
Total disbursements	204		$ 314
Amount of prior period disbursement		$ 342
Enel Generacion Peru S.A. [Member] | Mitigation And Restoration [Member]
Environmental Expenses [Line Items]
Disbursement amount	6		37
Expense amount	6		$ 37
Estimated date of future disbursement		Dec. 31, 2019	Dec. 31, 2018
Total disbursements	6		$ 37
Amount of prior period disbursement		$ 29
Enel Generacion Peru S.A. [Member] | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Disbursement amount	111		180
Expense amount	111		$ 180
Estimated date of future disbursement		Dec. 31, 2019	Dec. 31, 2018
Total disbursements	111		$ 180
Amount of prior period disbursement		$ 86
Enel Generacion Peru S.A. [Member] | Landscaping and Green Areas [Member]
Environmental Expenses [Line Items]
Disbursement amount	89		220
Expense amount	89		$ 220
Estimated date of future disbursement		Dec. 31, 2019	Dec. 31, 2018
Total disbursements	89		$ 220
Amount of prior period disbursement		$ 90
Enel Generación Piura S.A | Preventing Activities [Member]
Environmental Expenses [Line Items]
Disbursement amount	55
Expense amount	55
Estimated date of future disbursement		Dec. 31, 2019
Total disbursements	55
Amount of prior period disbursement		$ 35
Enel Generación Piura S.A | Environmental Studies [Member]
Environmental Expenses [Line Items]
Disbursement amount	22
Expense amount	22
Estimated date of future disbursement		Dec. 31, 2019
Total disbursements	22
Amount of prior period disbursement		$ 29
Enel Generación Piura S.A | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursement amount	37
Expense amount	37
Estimated date of future disbursement		Dec. 31, 2019
Total disbursements	37
Amount of prior period disbursement		$ 76
Enel Generación Piura S.A | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Disbursement amount	28
Expense amount	28
Estimated date of future disbursement		Dec. 31, 2019
Total disbursements	28
Amount of prior period disbursement		$ 42
Enel Generación Piura S.A | Landscaping and Green Areas [Member]
Environmental Expenses [Line Items]
Disbursement amount	42
Expense amount	42
Estimated date of future disbursement		Dec. 31, 2019
Total disbursements	42
Chinango S.A.C. | Preventing Activities [Member]
Environmental Expenses [Line Items]
Disbursement amount	72		57
Expense amount	72		$ 57
Estimated date of future disbursement			Dec. 31, 2018
Total disbursements	72		$ 57
Chinango S.A.C. | Environmental Studies [Member]
Environmental Expenses [Line Items]
Disbursement amount	31		63
Expense amount	31		$ 63
Estimated date of future disbursement			Dec. 31, 2018
Total disbursements	31		$ 63
Amount of prior period disbursement		$ 24
Chinango S.A.C. | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursement amount	115		44
Expense amount	115		$ 44
Estimated date of future disbursement		Dec. 31, 2019	Dec. 31, 2018
Total disbursements	115		$ 44
Amount of prior period disbursement		$ 53
Chinango S.A.C. | Mitigation And Restoration [Member]
Environmental Expenses [Line Items]
Disbursement amount	7
Expense amount	7
Estimated date of future disbursement		Dec. 31, 2019	Dec. 31, 2018
Total disbursements	7
Amount of prior period disbursement		$ 19
Chinango S.A.C. | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Disbursement amount	108		$ 426
Expense amount	108		$ 426
Estimated date of future disbursement		Dec. 31, 2019	Dec. 31, 2018
Total disbursements	$ 108		$ 426
Amount of prior period disbursement		$ 277
Chinango S.A.C. | Landscaping and Green Areas [Member]
Environmental Expenses [Line Items]
Disbursement amount			11
Expense amount			$ 11
Estimated date of future disbursement			Dec. 31, 2018
Total disbursements			$ 11
Chinango S.A.C. | Environmental Studies [Member]
Environmental Expenses [Line Items]
Estimated date of future disbursement		Dec. 31, 2019